Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Party Transactions

Year ended December 31 (millions of dollars)
Related Party	Transaction	2018	2017
Province	Dividends paid	275	301
IESO	Power purchased	1,636	1,583
	Revenues for transmission services	1,615	1,521
	Amounts related to electricity rebates	477	357
	Distribution revenues related to rural rate protection	239	247
	Distribution revenues related to the supply of electricity to remote northern communities	35	32
	Funding received related to CDM programs	62	59
OPG	Power purchased	10	9
	Revenues related to provision of services and supply of electricity	9	8
	Costs related to the purchase of services	—	1
OEFC	Power purchased from power contracts administered by the OEFC	2	2
OEB	OEB fees	8	8